UNAUDITED CONSOLIDATED BALANCE SHEETS (Parentheticals) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Amortized cost of fixed maturities, available for sale	$ 31,444,747	$ 31,517,654	$ 27,728,771
Cost of equity securities, available for sale	831,543	834,079	763,833
Amortized cost of short-term investments, available for sale	317,939	618,851	257,221
Amortized cost of fixed maturities, trading	1,367,908	1,263,609	1,180
Amortized cost of short term investments, trading	26,949	60,176	0
Future policy benefit reserves recoverable	$ 3,574,716	$ 3,719,131	$ 4,265,678
Ordinary shares, shares authorized (in shares)	999,990,000	999,990,000	999,990,000
Ordinary shares, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Ordinary shares, shares issued (in shares)	286,273,358	294,745,045	255,182,955
Ordinary shares, shares outstanding (in shares)	286,273,358	294,745,045	255,182,955	278,253,000